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                              RULE 497(j) CERTIFICATION



Date: September 2, 1998

          Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Financial Investors Trust (the "Trust"), on behalf of its U.S. Government Money Market Portfolio, U.S. Treasury Money Market Portfolio, Aristata Equity Fund, Aristata Quality Bond Fund and Aristata Colorado Quality Tax-Exempt Fund (the "Portfolios"), hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information relating to each Portfolio that would have been filed pursuant to Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 11 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement pertaining to the Portfolios; and

(2) the text of Post-Effective Amendment No. 11 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on August 28, 1998.


                                        FINANCIAL INVESTORS TRUST


                                        By:  /s/  James V. Hyatt
                                           ---------------------
                                        Name:      James V. Hyatt
                                        Title:     Secretary